Summary of Significant Accounting Policies - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	¥ 0	¥ 0	¥ 0
License, Trade names and others
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Minimum | Technology and Customer relationship
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years
Maximum | Technology and Customer relationship
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years